Inventories	6 Months Ended
Jun. 30, 2018
Inventories [Abstract]
Inventories
5.	Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2018	December 31, 2017
Lubricants	590	582
Bunkers	6,154	4,215
Total	6,744	4,797